SHAREHOLDERS' EQUITY (Schedule of Option Fair Value Assumptions) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, minimum	27.50%	27.80%	34.30%
Expected volatility, maximum	30.00%	34.80%	43.80%
Weighted average volatility	28.80%	29.40%	43.02%
Risk free interest rate, minimum	0.40%	0.40%	0.20%
Risk free interest rate, maximum	0.90%	0.50%	1.30%
Expected dividend		0.00%	0.00%
Expected term (in years)		3 years 8 months 12 days
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend	0.00%
Expected term (in years)	3 years 3 months 18 days		2 years 6 months
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend	1.70%
Expected term (in years)	3 years 4 months 24 days		3 years 8 months 12 days